BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
Summary of corporate borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	5	$—	$—
Commercial paper	6.0	<1	183	183	5.1	<1	249	249
Medium-Term Notes:
Series 4 (C$150)	5.8	13	113	121	5.8	14	111	114
Series 9 (C$400)	3.8	1	302	297	3.8	2	295	286
Series 10 (C$500)	3.6	3	377	366	3.6	4	369	350
Series 11 (C$475)	4.3	5	358	353	4.3	6	351	338
Series 12 (C$475)	3.4	6	358	335	3.4	7	351	316
Series 13 (C$300)	4.3	26	226	201	4.3	27	221	184
Series 14 (C$425)	3.3	27	321	240	3.3	28	314	218
Series 15 (C$400)(1)	5.9	9	303	324	5.9	10	295	307
Series 16 (C$400)	5.3	10	302	311	—	—	—	—
	4.3	10	2,660	2,548	4.1	11	2,307	2,113
Total corporate borrowings			2,843	$2,731			2,556	$2,362
Add: Unamortized premiums(2)			2				2
Less: Unamortized financing fees(2)			(12)				(10)
Less: Current portion			(183)				(249)
			$2,650				$2,299
(1) Includes $8 million (2022: $7 million) outstanding to Brookfield Reinsurance. Refer to Note 28 - Related party transactions for more details.
(2) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2023				December 31, 2022
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.8	9	$9,468	$9,292	7.2	10	$8,813	$8,104
Wind	6.1	9	6,866	6,922	5.4	8	5,943	5,824
Utility-scale solar	6.2	12	5,868	5,879	5.6	13	4,625	4,502
Distributed energy & storage(3)	6.2	6	3,035	2,963	5.3	8	2,593	2,340
Sustainable solutions	7.0	1	1,783	1,783	5.9	2	347	347
Total	6.8	9	27,020	$26,839	6.2	10	22,321	$21,117
Add: Unamortized premiums and discounts(4)			(11)				105
Less: Unamortized financing fees(4)			(140)				(124)
Less: Current portion			(4,752)				(2,027)
			$22,117				$20,275
(1)Includes $2,626 million (2022: $1,838 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $101 million (2022: $93 million) outstanding to an associate of Brookfield. Refer to Note 28 - Related party transactions for more details.
(3)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.
(4)Unamortized premiums, discounts, and financing fees are amortized over the terms of the borrowing.
Brookfield Renewable’s financing and refinancing completed for the year ended December 31, 2023 are as follows:

Period Closed	Region	Technology	Average Interest rate(1)		Maturity	Carrying Value
Q1 2023	US	Distributed generation	7.03%	Financing	2026	$100 million
Q1 2023	China	Wind	4.40%	Financing	2040	CNY 971 million ( $141 million)
Q1 2023	China	Wind	4.60%	Financing	2030	CNY 200 million ($29 million)
Q1 2023	China	Wind	4.60%	Financing	2039	CNY 70 million ( $10 million)
Q1 2023	China	Wind	4.40%	Financing	2039	CNY 97 million ($14 million)
Q2 2023	India	Solar	MCLR	Financing	2043	INR 10 billion ( $123 million)
Q2 2023	Brazil	Wind	CDI	Financing	2024	BRL $450 million ($93 million)
Q2 2023	Canada	Hydroelectric	6.19%	Financing	2045	CAD $30 million ($22 million)
Q2 2023	US	Solar	6.62%	Financing	2058 - 2060	$45 million
Q2 2023	US	Wind	SOFR	Refinancing	2033	$311 million
Q3 2023	Brazil	Wind	CDI	Financing	2047	$300 million ($60 million)
Q3 2023	Canada	Solar	CDOR	Financing	2038(2)	CAD $34 million ($23 million)
Q3 2023	US	Wind	SOFR	Financing	2026	$175 million
Q3 2023	China	Wind	PBOC	Financing	2040	CNY 273 million ($37 million)
Q3 2023	Colombia	Hydro	IBR	Financing	2033	COP 687 billion ($169 million)
Q4 2023	China	Wind	5.00%	Financing	2039	CNY 1.5 billion ($203 million)
Q4 2023	China	Wind	4.20%	Financing	2041	CNY 298 million ($42 million)
Q4 2023	India	Solar	8.80%	Financing	2043	INR 7.4 billion ( $90 million)
Q4 2023	Brazil	Hydro	7.72%	Refinancing	2024	BRL $800 million ($164 million)
Q4 2023	US	Hydro	6.16%	Refinancing	2032	$80 million
Q4 2023	US	Hydro	7.75%	Refinancing	2033	$125 million
Q4 2023	US	Wind	SOFR	Financing	2034(3)	$52 million
Q4 2023	US	Wind	SOFR	Financing	2024	$140 million
Q4 2023	US	Solar	SOFR	Financing	2024	$39 million
Q4 2023	US	Solar	SOFR	Financing	2028	$48 million
Q4 2023	US	Solar	SOFR	Financing	2024	$61 million
Q4 2023	US	Various	SOFR	Financing	2025	$200 million
Q4 2023	US	Various	SOFR	Financing	2028	$600 million
Q4 2023	Colombia	Hydro	IBR	Financing	2033	COP $100 billion ($25 million)
(1)Benchmarked financings bear a variable interest at the applicable rate plus a margin.
(2)Term conversion date in 2024 automatically rolling into a maturity of 2038.
(3)Term conversion date in 2024 automatically rolling into a maturity of 2034.

Summary of change in the unamortized financing fees and premiums
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2023	2022
Corporate borrowings
Unamortized financing fees, beginning of year	$(10)	$(10)
Additional financing fees	(3)	(1)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(12)	$(10)
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2023	2022
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(124)	$(132)
Additional financing fees	(50)	(49)
Amortization of financing fees	25	36
Foreign exchange translation and other	9	21
Unamortized financing fees, end of year	$(140)	$(124)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2023	2022
Non-recourse borrowings
Unamortized premiums and discounts, beginning of year	$105	$160
Additional premiums and discounts	(90)	(13)
Amortization of premiums and discounts	(14)	(15)
Foreign exchange translation and other	(12)	(27)
Unamortized premiums and discounts, end of year	$(11)	$105

Summary of available portion of credit facilities
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2023	2022
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,375
Draws on corporate credit facilities(1)(2)	(165)	—
Authorized letter of credit facility	500	500
Issued letters of credit	(307)	(344)
Available portion of corporate credit facilities	$2,403	$2,531
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued against Brookfield Renewable’s corporate credit facilities.

Summary of future repayments of Brookfield Renewables debt obligations, for each of the next five years
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2024	2025	2026	2027	2028	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$664	$691	$1,610	$718	$602	$5,183	$9,468
Wind	1,081	615	731	529	725	3,185	6,866
Utility-scale solar	954	552	370	323	639	3,030	5,868
Distributed energy & storage	270	471	345	362	191	1,396	3,035
Sustainable solutions	1,783	—	—	—	—	—	1,783
	$4,752	$2,329	$3,056	$1,932	$2,157	$12,794	$27,020

Summary of Brookfield Renewables borrowings
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Transfer to liabilities held for sale	Other(2)(3)(4)	December 31
2023
Corporate borrowings	$2,548	228	—	—	—	57	$2,833
Non-recourse borrowings	$22,302	2,279	2,073	(164)	—	379	$26,869
2022
Corporate borrowings	$2,149	545	—	—	—	(146)	$2,548
Non-recourse borrowings	$19,380	3,254	443	—	(171)	(604)	$22,302
(1)Excludes $307 million (2022: $233 million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $103 million (2022: $129 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Includes adjustments to purchase price allocations. Refer to Note 3 - Acquisitions for more details.